Investment in Associates - Summarized Financial Information to the Carrying Amount of the Interest in Castel and Efes Recognized in the Consolidated Financial Statements (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Castel [member]
Disclosure of summarized financial information [Line Items]
Carrying amount of investment in associates	$ 3,480	$ 2,793
Castel [member] | Gross carrying amount [member]
Disclosure of summarized financial information [Line Items]
Net assets of the associate	5,346	4,170
Interest in associate	1,293	939
Goodwill	2,187	1,854
Carrying amount of investment in associates	$ 3,480	$ 2,793
Castel [member] | Gross carrying amount [member] | Bottom of range [member]
Disclosure of summarized financial information [Line Items]
Interest in associates (%)	20.00%	20.00%
Castel [member] | Gross carrying amount [member] | Top of range [member]
Disclosure of summarized financial information [Line Items]
Interest in associates (%)	40.00%	40.00%
Efes [member]
Disclosure of summarized financial information [Line Items]
Carrying amount of investment in associates	$ 694	$ 750
Efes [member] | Gross carrying amount [member]
Disclosure of summarized financial information [Line Items]
Net assets of the associate	$ 2,538	$ 2,131
Interest in associates (%)	24.00%	24.00%
Interest in associate	$ 609	$ 511
Goodwill	85	239
Carrying amount of investment in associates	$ 694	$ 750